RELATED PARTY TRANSACTIONS AND BALANCES (Trade Related Balances to Receivables and Prepayments) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Amounts due from related parties	$ 83,986,853	$ 67,006,828
Trade Related Balances [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	78,319,560	63,801,695
Trade Related Balances [Member] | CEEG (Nanjing) Semiconductor Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	74,922,671	63,801,695
Trade Related Balances [Member] | China Electric Equipment Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	1,833,709
Trade Related Balances [Member] | CEEG (Nanjing) Solar Research Institute [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	1,527,431
Trade Related Balances [Member] | CEEG (Jiangsu) Insulative New Material Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	$ 35,749